Derivative Financial Instruments - Narrative (Details) € in Thousands, $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 EUR (€)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amortization expense related to foreign currency hedge contracts	$ 149	$ 405
Deferred tax asset, other comprehensive loss	754	754
AOCI Attributable to Parent
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Balance in AOCL		2,578
Foreign Currency Contract | Cash Flow Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €			€ 28,509
Collateral for hedging program	2,480	2,480
Margin call deposits	950	950
Net derivative liability	$ 599	$ 599